RELATED PARTY TRANSACTIONS (Details) - USD ($) shares in Thousands			3 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Aug. 12, 2022	Jul. 01, 2021	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Outstanding membership interests acquired				5.00%			5.00%
Aggregate purchase price								$ 159,762,000
Stock-based compensation expense for services							$ 695,000	1,079,000
Adnant Engagement Letter
Total fees	$ 150		$ 600			$ 1,050.00	750
Cash threshold	$ 1,200
Common shares issued to third-party service providers (in shares)			79,997,091	16,181,230		96,178,321
Stock-based compensation expense for services			$ 1,550	$ 570		$ 1,910
Adnant Engagement Letter | Forecast
Monthly fees					$ 200
Greenlane Holdings, Inc
Goods and services							$ 0	$ 450
Working Capital Advance from CEO
Monthly fees						$ 200
Related Party Krishanakant [Member] | Director
Common shares forfeited (in shares)						900,000
Halladay Holding, Inc
Outstanding membership interests acquired		100.00%
Aggregate purchase price		$ 4,600